STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7%
Aerospace & Defense - .9%
Raytheon Technologies, Sr. Unscd. Notes	2.25	7/1/2030	3,000,000		3,080,004
The Boeing Company, Sr. Unscd. Notes	2.70	5/1/2022	5,000,000		5,024,513
				8,104,517
Agriculture - 1.0%
BAT Capital, Gtd. Notes	3.56	8/15/2027	4,000,000		4,209,265
Bunge, Gtd. Notes	4.35	3/15/2024	4,500,000		4,849,089
				9,058,354
Airlines - 1.7%
Air Canada Pass Through Trust, Notes, Ser. 2015-1, CI. A	3.60	3/15/2027	2,374,116	[a]	2,124,164
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,062,841		3,163,387
JetBlue Pass Through Trust, Notes, Ser. 2019-1, CI. A	2.95	5/15/2028	4,939,036		4,235,364
United Airlines Pass Through Trust, Notes, Ser. 2016-2, Cl. A	3.10	10/7/2028	7,607,530		5,542,777
				15,065,692
Automobiles & Components - 2.4%
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	6,000,000	[a]	6,034,215
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	1,000,000		1,040,950
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	2,700,000		2,694,276
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		2,995,350
General Motors Financial, Sr. Unscd. Notes	5.20	3/20/2023	1,000,000		1,041,703
Lear, Sr. Unscd. Notes	3.50	5/30/2030	1,000,000		906,464
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	4,000,000	[a]	4,072,155
Volkswagen Group of America Finance, Gtd. Notes	4.00	11/12/2021	3,000,000	[a]	3,093,734
				21,878,847
Banks - 20.2%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +.40%	4.00	7/1/2020	3,000,000	[b]	2,634,765
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	5,250,000		5,419,414
Bank of America, Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000		3,060,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Banks - 20.2% (continued)
Bank of America, Sub. Notes	4.00	1/22/2025	4,000,000		4,371,277
Bank of Ireland Group, Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	5,192,573
Barclays, Sub. Notes	5.20	5/12/2026	7,000,000		7,714,315
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,592,011
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	5,418,989
Citigroup, Jr. Sub. Bonds, Ser. Q	5.95	8/15/2020	5,000,000		4,675,000
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		4,983,314
Citizens Financial Group, Sub. Bonds	3.75	7/1/2024	5,000,000		5,205,055
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,750,000		7,486,278
Credit Agricole, Sub. Notes	4.00	1/10/2033	6,500,000	[a]	7,013,088
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	7,000,000	[a]	7,225,938
Deutsche Bank, Sub. Notes	4.50	4/1/2025	7,500,000	[c]	7,401,913
HSBC Holdings, Sub. Notes	4.25	3/14/2024	6,250,000		6,666,324
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	5,000,000		4,698,025
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		3,278,435
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,000,000	[a]	3,440,721
Llyods Banking Group, Sub. Notes	4.58	12/10/2025	3,500,000		3,793,721
M&T Bank, Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000		4,921,525
Morgan Stanley, Sub. Notes	4.88	11/1/2022	6,000,000		6,514,533
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a]	3,667,131
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	5,000,000		5,752,212
Royal Bank of Scotland Group, Sub. Bonds	6.10	6/10/2023	5,764,000		6,299,308
Santander UK Group Holdings, Sr. Unscd. Notes	4.80	11/15/2024	4,000,000		4,392,471
Societe Generale, Sub. Notes	4.75	11/24/2025	6,750,000	[a]	7,163,100
Standard Chartered, Sr. Unscd. Notes	3.79	5/21/2025	4,750,000	[a]	4,970,095
Synovus Bank, Sr. Unscd. Notes	2.29	2/10/2023	2,000,000		1,976,800
The Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000	[c]	4,761,500
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	4,750,000		5,127,609
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		3,265,179
UniCredit, Sr. Unscd. Notes	6.57	1/14/2022	4,000,000	[a]	4,170,860
Westpac Banking, Sub. Notes	4.32	11/23/2031	6,000,000		6,558,885
Zions Bancorp, Sr. Unscd. Notes	3.50	8/27/2021	3,000,000		3,048,827
Zions Bancorp, Sub. Notes	3.25	10/29/2029	3,550,000		3,386,159
				181,247,905
Beverage Products - 2.6%
Becle, Gtd. Notes	3.75	5/13/2025	6,000,000	[a]	6,190,841

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.7% (continued)
Beverage Products - 2.6% (continued)
Constellation Brands, Gtd. Notes	3.15	8/1/2029	3,000,000	3,146,979
Constellation Brands, Gtd. Notes	4.40	11/15/2025	5,000,000	5,705,465
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	4,000,000	4,758,316
Suntory Holdings, Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a] 3,087,452
				22,889,053
Building Materials - .6%
CRH America, Gtd. Notes	3.88	5/18/2025	2,000,000	[a] 2,158,946
CRH America Finance, Gtd. Notes	3.40	5/9/2027	2,730,000	[a] 2,810,831
				4,969,777
Chemicals - 1.1%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,950,000	6,054,546
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a] 4,217,111
				10,271,657
Commercial & Professional Services - 1.4%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	6,000,000	6,928,029
Moody's, Sr. Unscd. Notes	4.50	9/1/2022	5,000,000	5,369,527
				12,297,556
Consumer Discretionary - 2.7%
Hasbro, Sr. Unscd. Notes	3.90	11/19/2029	7,000,000	7,042,238
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	3,175,000	3,333,677
Marriott International, Sr. Unscd. Notes	3.60	4/15/2024	4,000,000	3,937,732
NVR, Sr. Unscd. Notes	3.95	9/15/2022	5,000,000	5,336,389
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	4,000,000	4,553,080
				24,203,116
Consumer Durables & Apparel - .6%
Michael Kors USA, Gtd. Notes	4.25	11/1/2024	3,000,000	[a,c] 2,617,500
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000	2,820,417
				5,437,917
Diversified Financials - 3.6%
AerCap Global Aviation Trust, Gtd. Notes	4.45	10/1/2025	5,250,000	4,577,830
Aircastle, Sr. Unscd. Notes	4.25	6/15/2026	4,750,000	3,716,455
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a] 3,272,112
BlueHub Loan Fund, Sr. Unscd. Bonds, Ser. 2020	3.10	1/1/2030	3,500,000	3,795,165
FS KKR Capital, Sr. Unscd. Notes	4.63	7/15/2024	4,000,000	3,544,513
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	3,005,690
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	6,000,000	6,311,653
The Community Preservation, Sr. Unscd. Bonds, Ser. 2020	2.87	2/1/2030	4,650,000	4,442,515
				32,665,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Electronic Components - 2.6%
Arrow Electronics, Sr. Unscd. Notes	3.25	9/8/2024	2,000,000		2,099,929
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000		3,177,172
Avnet, Sr. Unscd. Notes	4.88	12/1/2022	3,000,000		3,176,036
Jabil, Sr. Unscd. Bonds	5.63	12/15/2020	3,737,000		3,822,505
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	3,250,000		3,217,858
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	7,250,000		7,506,874
				23,000,374
Energy - 6.8%
Andeavor, Gtd. Notes	4.75	12/15/2023	4,000,000		4,321,423
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,750,000		5,158,535
Concho Resources, Gtd. Notes	4.30	8/15/2028	5,000,000		5,433,233
Continental Resources, Gtd. Notes	5.00	9/15/2022	3,849,000		3,678,489
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	2,500,000		2,444,196
Diamondback Energy, Gtd. Notes	4.75	5/31/2025	1,000,000		1,047,930
Enbridge, Gtd. Notes	4.25	12/1/2026	4,000,000		4,432,290
Energy Transfer Operating, Gtd. Bonds	5.50	6/1/2027	2,500,000		2,712,442
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	3,000,000		3,218,028
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	2,500,000		2,391,162
Marathon Oil, Sr. Unscd. Notes	2.80	11/1/2022	1,000,000		969,973
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	2,000,000		2,017,637
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	1,500,000		1,573,670
MPLX, Sr. Unscd. Notes	6.25	10/15/2022	746,000		746,498
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,500,000	[a]	3,961,417
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,242,800
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,232,902
Saudi Arabian Oil, Sr. Unscd. Notes	3.50	4/16/2029	4,000,000	[a]	4,252,757
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		3,195,580
Total Capital International, Gtd. Notes	2.43	1/10/2025	2,000,000		2,114,674
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000	[a]	2,132,746
				61,278,382
Environmental Control - .4%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,000,000		3,277,840
Financials - 1.5%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	5,000,000	[a]	5,255,166

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Financials - 1.5% (continued)
Apollo Management Holdings, Gtd. Notes	4.95	1/14/2050	2,000,000	[a]	1,797,754
Carlyle Holdings Finance, Gtd. Notes	3.88	2/1/2023	5,921,000	[a]	6,269,178
				13,322,098
Food Products - 1.8%
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		2,077,258
Flowers Foods, Sr. Unscd. Notes	4.38	4/1/2022	5,500,000		5,704,910
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,153,835
Grupo Bimbo, Jr. Sub. Notes	5.95	4/17/2023	500,000	[a]	509,130
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	2,000,000		2,080,063
McCormick & Co., Sr. Unscd. Notes	3.15	8/15/2024	2,500,000		2,701,694
				16,226,890
Foreign Governmental - .6%
Bermuda, Sr. Unscd. Notes	4.75	2/15/2029	200,000	[a]	222,212
Saudi, Sr. Unscd. Notes	2.38	10/26/2021	2,700,000	[a]	2,730,478
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,833,450
				5,786,140
Forest Products & Other - .2%
Georgia-Pacific, Sr. Unscd. Notes	3.16	11/15/2021	2,000,000	[a]	2,054,146
Health Care - 5.1%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,500,000	[a]	4,840,916
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	3,000,000	[a]	3,485,570
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000		4,114,724
CommonSpirit Health, Sr. Scd. Bonds	3.35	10/1/2029	4,750,000		4,792,663
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		2,441,222
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000		5,092,558
HCA, Sr. Scd. Notes	4.13	6/15/2029	4,000,000		4,349,597
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	5,000,000		5,118,225
Montefiore Obligated Group, Unscd. Bonds, Ser. 18C	5.25	11/1/2048	5,000,000		5,075,843
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,000,000		6,133,663
				45,444,981
Industrial - 2.7%
Carlisle, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		4,173,206
Fluor, Sr. Unscd. Notes	4.25	9/15/2028	2,000,000		1,719,138
GATX, Sr. Unscd. Notes	3.25	9/15/2026	3,500,000		3,602,734
GATX, Sr. Unscd. Notes	3.25	3/30/2025	2,000,000		2,074,649
Hillenbrand, Gtd. Notes	4.50	9/15/2026	5,000,000		4,586,647
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	4,000,000		4,225,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.7% (continued)
Industrial - 2.7% (continued)
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000	4,290,504
				24,672,529
Information Technology - 4.2%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	4,500,000	5,025,375
Broadridge Financial Solutions, Sr. Unscd. Notes	3.95	9/1/2020	4,850,000	4,871,899
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	6,250,000	6,882,890
Citrix Systems, Sr. Unscd. Notes	4.50	12/1/2027	5,000,000	5,595,438
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,250,000	3,821,352
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	3,000,000	3,472,435
Fiserv, Sr. Unscd. Notes	2.75	7/1/2024	5,000,000	5,309,294
VMware, Sr. Unscd. Notes	2.95	8/21/2022	3,000,000	3,095,728
				38,074,411
Insurance - 3.1%
Assured Guaranty US Holdings, Gtd. Notes	5.00	7/1/2024	6,000,000	6,611,919
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	4,250,000	4,178,159
MetLife, Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000	5,724,482
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,850,000	[c] 6,312,252
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	4,750,000	5,011,797
				27,838,609
Internet Software & Services - 1.5%
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	2,000,000	2,052,709
E*Trade Financial, Sr. Unscd. Notes	3.80	8/24/2027	3,750,000	4,110,114
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,500,000	4,913,922
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,500,000	[a] 2,809,131
				13,885,876
Materials - 1.2%
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	3,500,000	3,691,591
WRKCo, Gtd. Notes	3.75	3/15/2025	4,000,000	4,326,344
WRKCo, Gtd. Notes	4.65	3/15/2026	2,500,000	2,826,261
				10,844,196
Media - 1.3%
Discovery Communications, Gtd. Notes	3.95	3/20/2028	6,000,000	6,486,261
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	5,358,220
				11,844,481
Metals & Mining - .8%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a] 4,239,161
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	2,000,000	[a] 2,159,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.7% (continued)
Metals & Mining - ..8% (continued)
Glencore Funding, Gtd. Notes	4.13	3/12/2024	1,000,000	[a] 1,059,393
				7,458,114
Municipal Securities - 4.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B1	1.85	6/1/2029	5,000,000	5,000,000
Chicago, GO, Ser. B	7.05	1/1/2029	7,100,000	7,484,323
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000	4,051,250
Illinois, GO (Build America Bonds)	6.20	7/1/2021	440,000	442,526
Medical Center Hospital Authority, Revenue Bonds, Refunding (Columbus Regional Healthcare System Project)	4.88	8/1/2022	5,000,000	5,252,250
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	2.63	6/15/2024	1,500,000	1,495,560
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,729,025
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	4,348,125
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	4,900,000	4,916,709
				35,719,768
Real Estate - 7.6%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000	3,670,205
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000	2,229,226
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	5,000,000	5,065,218
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	4,000,000	4,036,096
CBRE Services, Gtd. Notes	4.88	3/1/2026	6,000,000	6,487,404
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000	3,669,270
Essex Portfolio, Gtd. Notes	3.25	5/1/2023	3,000,000	3,099,573
Healthcare Trust of America Holdings, Gtd. Notes	3.75	7/1/2027	4,000,000	4,032,239
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,250,000	3,400,501
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	2,565,000	2,320,909
Hudson Pacific Properties, Gtd. Notes	4.65	4/1/2029	3,000,000	3,079,686
Kilroy Realty, Gtd. Notes	4.38	10/1/2025	4,250,000	4,387,667

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Real Estate - 7.6% (continued)
Life Storage, Gtd. Notes	4.00	6/15/2029	5,000,000		5,177,615
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	3,000,000		3,086,961
Prologis, Sr. Unscd. Notes	3.25	10/1/2026	3,879,000		4,286,482
Retail Opportunity Investments Partnership, Gtd. Notes	4.00	12/15/2024	3,000,000		2,819,104
Retail Opportunity Investments Partnership, Gtd. Notes	5.00	12/15/2023	2,000,000		2,005,482
Spirit Realty, Gtd. Notes	4.00	7/15/2029	3,000,000		2,723,889
Weingarten Realty Investors, Sr. Unscd. Notes	4.45	1/15/2024	3,000,000		3,134,320
				68,711,847
Retailing - 2.8%
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	3,154,819
Autozone, Sr. Unscd. Notes	3.63	4/15/2025	2,000,000		2,198,878
Dollar Tree, Sr. Unscd. Notes	4.00	5/15/2025	4,000,000		4,413,986
Macy's Retail Holdings, Gtd. Notes	2.88	2/15/2023	1,706,000		1,305,090
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000		3,117,578
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	5,000,000		5,566,572
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	4,500,000		5,025,556
				24,782,479
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Cayman Finance, Gtd. Notes	3.88	1/15/2027	5,000,000		5,268,204
KLA, Sr. Unscd. Notes	4.10	3/15/2029	4,850,000		5,612,569
Lam Research, Sr. Unscd. Notes	3.80	3/15/2025	3,000,000		3,380,535
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	3,000,000		3,501,211
Microchip Technology, Sr. Scd. Notes	4.33	6/1/2023	5,500,000		5,765,242
NXP, Gtd. Notes	4.88	3/1/2024	5,500,000	[a]	6,088,954
				29,616,715
Technology Hardware & Equipment - .5%
Dell International, Sr. Scd. Notes	4.90	10/1/2026	1,125,000	[a]	1,217,293
Dell International, Sr. Scd. Notes	8.10	7/15/2036	3,000,000	[a]	3,640,808
				4,858,101
Telecommunication Services - 2.5%
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,750,000		5,310,689
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	6,500,000		7,071,051
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,150,000	[a]	4,519,682
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	2,000,000		2,220,331
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		3,726,037
				22,847,790

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.7% (continued)
Utilities - 3.4%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	2,000,000		2,048,537
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	5,000,000		5,374,614
CenterPoint Energy, Sr. Unscd. Notes	2.95	3/1/2030	3,000,000		3,172,056
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		2,184,393
Exelon, Jr. Sub. Notes	3.50	6/1/2022	3,500,000		3,641,457
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	3,399,843
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	5,000,000		5,570,940
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,759,424
				30,151,264
Total Bonds and Notes (cost $838,248,808)			869,787,355

Preferred Stocks - 1.2%
Diversified Financials - .3%
Air Lease, Ser. A	6.15		120,000		2,646,000
Telecommunication Services - .9%
AT&T, Ser. A	5.00		320,000		8,227,200
Total Preferred Stocks (cost $11,000,000)			10,873,200
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,403,487)	0.21		12,403,487	[d]	12,403,487

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,115,820)	0.21		7,115,820	[d]	7,115,820
Total Investments (cost $868,768,115)			100.1%	900,179,862
Liabilities, Less Cash and Receivables			(0.1%)	(617,465)
Net Assets			100.0%	899,562,397

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $177,323,190 or 19.71% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $7,012,740 and the value of

STATEMENT OF INVESTMENTS (Unaudited) (continued)

the collateral was $7,115,820.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	828,281,447	-	828,281,447
Equity Securities - Preferred Stocks	10,873,200	-	-	10,873,200
Foreign Governmental	-	5,786,140	-	5,786,140
Investment Companies	19,519,307	-	-	19,519,307
Municipal Securities	-	35,719,768	-	35,719,768

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is

NOTES

subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $31,411,747, consisting of $45,878,667 gross unrealized appreciation and $14,466,920 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.